PRIVATE PLACEMENT (Details) - USD ($)		7 Months Ended
	Sep. 17, 2019	Dec. 31, 2019	Dec. 31, 2020
Purchase price			$ 1.50
Proceeds from sale of Private Placement Warrants		$ 7,500,000
Redemption rights or liquidating distributions			$ 0
New Blade Warrants | Private Placement
Warrants to purchase shares of common stock	5,000,000
Purchase price	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 7,500,000
Number of shares per warrant	1
Exercise price of warrants	$ 11.50
Redemption rights or liquidating distributions	$ 0